Consolidated Balance Sheets	Mar. 31, 2012 CNY	Mar. 31, 2011 CNY	Mar. 31, 2012 USD USD ($)
Current assets:
Cash	257,167,696	268,058,194	$ 40,836,474
Accounts receivable, net	81,844,571	47,051,596	12,996,359
Inventories	374,382	344,909	59,449
Prepaid expenses and other current assets	15,682,735	10,036,345	2,490,312
Total current assets	355,069,384	325,491,044	56,382,594
Property and equipment, net	59,890,306	63,040,178	9,510,172
Goodwill	23,422,850	23,422,850	3,719,389
Intangible assets, net	17,597,266	20,356,104	2,794,326
Other assets	4,740,321	3,136,860	752,729
Total assets	460,720,127	435,447,036	73,159,210
Current liabilities:
Accrued expenses and other payables	63,732,421	48,346,969	10,120,273
Deferred revenues	27,333,088	19,100,619	4,340,308
Total current liabilities	91,065,509	67,447,588	14,460,581
Deferred revenues	3,100,116	3,823,601	492,277
Deferred income tax liabilities	139,931	112,847	22,220
Total liabilities	94,305,556	71,384,036	14,975,078
Shareholders' equity:
Common shares: Par value: USD0.01, authorized: 500,000,000 shares Issued: 44,902,416 and 45,962,376 shares as of March 31, 2011 and 2012, respectively Outstanding: 44,596,416 and 44,815,626 shares as of March 31, 2011 and 2012, respectively	3,442,803	3,428,840	546,694
Receivable from shareholders		(1,035,796)
Additional paid-in capital	440,832,695	491,585,143	70,001,222
Accumulated other comprehensive loss	(26,004,399)	(22,217,189)	(4,129,322)
Accumulated deficit	(51,856,528)	(107,697,998)	(8,234,462)
Total shareholders' equity	366,414,571	364,063,000	58,184,132
Commitments and contingencies
Total liabilities and shareholders' equity	460,720,127	435,447,036	$ 73,159,210